Schedule of changes in allowance for doubtful advances (Details) - Allowance for doubtful advances [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
AllowanceForDoubtfulAdvancesLineItems [Line Items]
Balance at the beginning of the year	₨ 69,637	₨ 59,612
Provisions accrued during the year	5,097	10,025
Amount written off during the year	(6,970)
Balance at the end of the year	₨ 67,764	₨ 69,637